SUPPLEMENTAL CASH FLOW DISCLOSURE - Narrative (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Contractual purchase obligation	$ 59,902,591	$ 35,102,660
Equipment lease
Disclosure of detailed information about property, plant and equipment [line items]
Contractual purchase obligation	$ 10,000,000